Commitment and contingencies (Details Narrative) - USD ($)	1 Months Ended				12 Months Ended
	Aug. 27, 2019	Jul. 10, 2019	Jun. 21, 2018	May 31, 2016	Aug. 31, 2019	Aug. 31, 2018	Jul. 09, 2019	Apr. 15, 2016
Software development cost					$ 1,209,000	$ 3,828,000
Change in fair value					(3,069,000)
March 2019 Warrant Liability [Member]
Change in fair value					$ (3,013,000)
Dominion Capital LLC v. ShiftPixy [Member]
Description for the convertible note related litigation		ShiftPixy was served with a complaint filing by Dominion Capital LLC in the United States District Court, Southern District of New York alleging breach of contract in refusing to honor the conversion of certain convertible notes. Dominion sought injunctive relief, injunction to prohibit buyback, breach of contract on the June 2018, December 2018, and March 2019 notes, and declaratory judgment. In August 2019, the court denied the motion for a preliminary injunction but granted accelerated discovery which was completed in September 2019. As of August 31, 2019, the Company had convertible notes outstanding with Dominion for approximately $1.5 million consisting of $0.7 million of the June 2018 series, $0.2 million of the December 2018 series and $0.6 million of the March 2019 series.
Alpha Capital v. ShiftPixy, Inc. [Member]
Description for the convertible note related litigation		ShiftPixy was served with a complaint filing by Alpha Capital Anstalt (ACA) in the United States District Court, Southern District of New York alleging breach of contract in refusing to honor the conversion of certain convertible notes, specifically one for $310,000 submitted on June 20, 2019. ACA sought an injunction requiring the Company to issue 25,000 common shares, damages for the claimed breaches, and attorneys fees. In August 2019, the court denied the motion for a preliminary injunction but granted accelerated discovery which was completed in September 2019. As of August 31, 2019, the Company had convertible notes outstanding with ACA for approximately $1.7 million consisting of $0.3 million of the June 2018 series, $0.2 million of the December 2018 series and $1.2 million of the March 2019 series.
MEF I, LP v. ShiftPixy, Inc. [Member]
Description for the convertible note related litigation	MEF filed a complaint in the United States District Court, Southern District of New York based upon the Company’s refusal to convert June 2018 notes. MEF seeks monetary relief of $2.1 million and seeks to appoint themselves as receiver of the Company. As of August 31, 2019 the Company had convertible notes outstanding to MEF at approximately $0.7 million face value consisting of approximately $0.5 million and $0.2 million for the June 2018 and December 2018 notes respectively. In November 2019 the Company filed a motion in response to the receiver request. A hearing on the receiver matter is scheduled for November 20, 2019.
Lyons Capital LLc [Member]
Common stock shares issuable for services			210,000
Irvine Facility [Member]
Term of operating lease								5 years
Repurchase of Common Shares							250,000
Kadima Ventures [Member] | Software Development [Member]
Software development cost				$ 8,500,000
Description for the dispute with software developer				the Company entered into a contract with Kadima Ventures for the development and deployment of user features that were proposed by Kadima for an original build cost of $8.5 million to complete. As of the date of this filing, the Company has spent approximately $11million but has not received the majority of certain modules.
Additional funds demand				$ 10,000,000